SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Annual Rate of Depreciation on Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions of Options Granted

The fair value of options granted and Employee Stock Purchase Plan in 2014, 2013 and 2012 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
	2014	2013	2012
Employee Stock Options
Expected volatility	29.30%	30.14%	29.37%
Risk-free interest rate	1.48%	1.72%	0.75%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.51	6.00	5.58
Employee Stock Purchase Plan
Expected volatility	21.47%	26.98%	32.04%
Risk-free interest rate	0.06%	0.06%	0.09%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Components of Accumulated Other Comprehensive Income

The following table shows the components of accumulated other comprehensive income, net of taxes, for the year ended December 31, 2014:

	Year ended December 31, 2014
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total
Beginning balance	$1,777	$62	$1,839

Other comprehensive loss before reclassifications	(604)	(4,629)	(5,233)
Amounts reclassified from accumulated other comprehensive income	*)(204)	**)2,528	2,324

Net current-period other comprehensive loss	(808)	(2,101)	(2,909)

Ending balance	$969	$(2,039)	$(1,070)

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2014 for realized gains on marketable securities are included within financial income, net.

**)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2014 for realized losses on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.